UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2633

                 FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

               (Exact name of registrant as specified in charter)
                             4550 Montgomery Avenue
                                   Suite 1000N
                            Bethesda, Maryland 20814

                    (Address of Principal Executive Offices)
                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                   Suite 1000N
                            Bethesda, Maryland 20814

                     (Name and Address of Agent for Service)
       Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2004

Item 1. Schedule of Investments.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004


                                                                                PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES - 48.4%                                        AMOUNT               VALUE
Overseas Private Investment Corp., 1.86%, 11/15/13, GA: U.S. Government
(r)                                                                              $ 17,209,302         $ 17,209,302

Post Apartment Homes LP, 1.84%, 7/15/29, CA: FNMA (r)                             36,525,000           36,525,000

Rural Electric Coop Grantor Trust Certificates, 1.84%, 12/15/17, TOA: JP
Morgan Chase Bank (r)                                                             37,930,000           37,930,000



Total Taxable Variable Rate Demand Notes (Cost $91,664,302)                                            91,664,302


U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 51.5%
Fannie Mae:

1.375%, 2/18/05                                                                    5,000,000            5,000,000

1.645%, 4/15/05 (r)                                                                5,000,000            4,998,754

Federal Farm Credit Bank:

1.741%, 6/10/05 (r)                                                                5,000,000            5,000,000

1.58625%, 10/4/06 (r)                                                              5,000,000            4,996,698

Federal Farm Credit Discount Notes, 8/16/05                                        1,000,000              981,658

Federal Home Loan Bank:

1.30%, 2/23/05                                                                     1,000,000            1,000,000

1.40%, 4/1/05                                                                      2,500,000            2,500,000

1.30%, 4/11/05                                                                     2,500,000            2,500,000

1.30%, 4/27/05                                                                     5,000,000            5,000,000

1.56%, 5/13/05                                                                     2,000,000            2,000,000

1.55%, 5/23/05                                                                     1,000,000            1,000,000

1.679%, 9/16/05 (r)                                                                5,000,000            4,998,424

Federal Home Loan Bank Discount Notes, 10/1/04                                    45,200,000           45,200,000

Freddie Mac:

3.25%, 11/15/04                                                                    2,500,000            2,505,551

1.5375%, 10/7/05 (r)                                                               4,000,000            4,001,028

Freddie Mac Discount Notes:

3/28/05                                                                            1,000,000              990,704

6/30/05                                                                            5,000,000            4,927,467


Total U.S. Government Agencies and Instrumentalities (Cost $97,600,284)                                97,600,284

TOTAL INVESTMENTS (Cost $189,264,586) - 99.9%                                                         189,264,586

Other assets and liabilities, net - 0.1%                                                                  130,120

NET ASSETS - 100%                                                                                   $ 189,394,706

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
CA: Collateral Agreement
FNMA: Fannie Mae
GA: Guaranty Agreement
LP: Limited Partnership
TOA: Tender Option Agreement



This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.



NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert First Government Money Market Fund (the "Fund"), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. A fourth class of shares (Class T) ceased operations on May 23, 2003. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan. Class T shares were sold to investors with brokerage accounts at The Advisors Group, Inc. Class T shares were sold with no front-end sales charge at the time of purchase and no back-end load when they were redeemed, and were subject to Distribution Plan expenses.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- TAX INFORMATION

The cost of investments owned at September 30, 2004 for federal income tax purposes was $189,264,586. Net realized capital loss carryforward for federal income tax purposes of $2,655 at December 31, 2003 may be utilized to offset future gains until expiration in December 2011.


Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

         Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

By:      /s/ Barbara Krumsiek
         ____________________
         Barbara Krumsiek
         President -- Principal Executive Officer

Date:    December 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Barbara Krumsiek
         ____________________
         Barbara Krumsiek
         President -- Principal Executive Officer

Date:    December 10, 2004

         /s/ Ronald Wolfsheimer
         ______________________
         Ronald Wolfsheimer
         Treasurer -- Principal Financial Officer

Date:    December 10, 2004